Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

The Company's NDA filing for Xtampza is a 505(b)(2) application, which allows the Company to reference data from an approved drug listed in the FDA's Approved Drug Products with Therapeutic Equivalence Evaluations (commonly known as the "Orange Book"), in this case OxyContin OP. In connection with the 505(b)(2) process, the Company certified to the FDA and notified Purdue Pharma, L.P. ("Purdue"), as the holder of the NDA and any other Orange Book-listed patent owners, that the Company does not infringe any of the patents listed for OxyContin OP in the Orange Book. Under the Hatch-Waxman Act of 1984 (the "Hatch-Waxman Act"), Purdue can elect to sue the Company for infringement, and if they do, receive a stay of up to 30 months before the FDA can issue a final approval for Xtampza, unless the stay is earlier terminated. On March 24, 2015, Purdue sued the Company in the District of Delaware asserting infringement of four patents. On March 26, 2015, Purdue filed a second suit against the Company in the District of Massachusetts asserting infringement of the same four patents. On July 23, 2015, Purdue voluntarily dismissed the Massachusetts suit. On August 6, 2015, the Delaware court dismissed the suit in Delaware and issued a memorandum opinion finding the Delaware court lacks personal jurisdiction over the Company Following the dismissal in Delaware, on August 6, 2015, the Company filed a complaint in the Southern District of New York asserting an action to obtain patent certainty, and requesting that the New York court find that Xtampza will not infringe any valid patent claim of the patents asserted by Purdue in the Delaware action. Also on August 6, 2015, Purdue sued the Company in the District of Massachusetts asserting the same claims as the prior suit. On August 7, 2015, Purdue filed a motion in the Delaware court requesting reconsideration of the August 6, 2015 order that dismissed the case. In the motion requesting reconsideration, Purdue asked that the Delaware court find that it does have personal jurisdiction over the Company and then transfer the case to the District of Massachusetts. On October 7, 2015, the Delaware court transferred the case to the District of Massachusetts. On November 9, 2015, the Company filed a motion for summary judgment, for which it requested expedited hearing in Massachusetts. At this time the Company is unable to provide meaningful quantification of how this litigation may impact its future financial condition, results of operations, or cash flows.

In March 2015, the Company amended its lease to include an additional 9,660 square feet of space for a total of 19,335 square feet. In addition, the lease term was extended and now terminates on the date that is 5 years following August 2015 which is the date that the landlord delivered the expansion space with certain improvements substantially completed. At the Company's election, the lease term may be extended for an additional 5-year term.

7. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may face legal claims or actions in the normal course of business. The Company is not currently a party to any litigation and, accordingly, does not have any amounts recorded for any litigation related matters.

The Company's NDA filing for Xtampza is a 505(b)(2) application, which allows the Company to reference data from an approved drug listed in the FDA's Approved Drug Products with Therapeutic Equivalence Evaluations (commonly known as the "Orange Book"), in this case OxyContin OP. In connection with the 505(b)(2) process, the Company certified to the FDA and notified Purdue Pharma, L.P. ("Purdue"), as the holder of the NDA and any other Orange Book-listed patent owners, that the Company does not infringe any of the patents listed for OxyContin OP in the Orange Book. Under the Hatch-Waxman Act of 1984 (the "Hatch-Waxman Act"), Purdue can elect to sue the Company for infringement, and if they do, receive a stay of up to 30 months before the FDA can issue a final approval for Xtampza, unless the stay is earlier terminated. Purdue has not yet brought such litigation, but it is possible that they will do so. At this time the Company is unable to provide meaningful quantification of how this potential litigation may impact its future financial condition, results of operations, or cash flows.

Operating Leases

The Company leases its office and research facility under a non-cancellable operating lease, which expires in December 2017. Terms of the agreement provide for an initial two-month rent-free period and future rent escalation, and provide that in addition to minimum lease rental payments, the Company is responsible for a pro-rata share of operating expenses and taxes. Aggregate minimum annual lease commitments of the Company under its non-cancellable operating lease as of December 31, 2014 are as follows:

Year Ending December 31,
2015	$106
2016	111
2017	116

Total minimum lease payments	$333

Rent expense under the operating lease agreement amounted to approximately $69 for the years ended December 31, 2013 and 2014, respectively. In addition, the Company maintained a stand-by letter of credit in connection with the Canton facility lease of $80 at December 31, 2013 and December 31, 2014. This amount is classified as restricted cash in the balance sheets.

As an inducement to enter into its Canton facility lease, the lessor agreed to provide the Company with an improvement allowance of up to $174 towards leasehold improvements. In addition the lessor provided the Company with a reimbursable allowance of $164 which is to be amortized and repaid by the Company at an 8% interest rate over the initial term of 36 months. Amounts provided by the lessor related to tenant improvements are considered inducements to enter into the lease. The Company has recorded these costs in the balance sheet as leasehold improvements, with the corresponding liabilities as deferred lease incentive and lease note payable. These liabilities are amortized on a straight-line basis over the term of the lease.